RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of material related party relationship

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo”)	An affiliated company controlled by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company controlled by Daqo Group
Xinjiang Daqo Investment Co., Ltd. (“Xinjiang Daqo Investment”)	An affiliated company controlled by Daqo Group before December 20,2018 and controlled by the Group since December 20,2018
Daqo New Material Co., Ltd. (“Daqo New Material”)	An affiliated company controlled by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. ( “Zhenjiang Electric”)	An affiliated company controlled by Daqo Group
Daqo Investment Co.,Ltd.(“Daqo Investment”)	An affiliated company controlled by Daqo Group
Nanjing Yidian Huichuang Information Technology Co.,Ltd. (“Nanjing Yidian”)	An affiliated company controlled by Daqo Group, and disposed in September 2020

Schedule of Related Party Balances, Loans

	December 31,
	2019	2020
Amounts due from related parties (continuing operations)
Nanjing Daqo Transformer	$—	$104
Others	17	25
Total	$17	$129

Schedule of Related Party Balances, Payables

	December 31,
	2019	2020
Amounts due to related parties – short term portion (continuing operations)
Nanjing Daqo Transformer	$9,637	$170
Chongqing Daqo Tailai	8,004	55
Daqo Group	7,904	—
Daqo New Material	4,266	4,549
Nanjing Daqo Electric	3,241	—
Jiangsu Daqo	3,162	5
Zhenjiang Electric	1,490	—
Others	1,121	371
Total	$38,825	$5,150
Amounts due to related parties – short term portion (discontinued operations)
Others	188	—
Total	$188	$—

Schedule of Related Party Transactions

The material transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2018	2019	2020
Daqo Group	Proceeds from interest free loans	$25,745	$—	$—
	Repayment of interest free loans	36,648	—	11,597
	Repayment of interest bearing loans	—	—	—
Zhenjiang Daqo	Proceeds from interest free loans	10,904	—	4,349
	Repayment of interest free loans	—	—	4,349
	Sales	6,695	3,987	—
Daqo Solar	Proceeds from interest free loans	55,613	16,005	18,520
	Repayment of interest free loans	55,651	16,005	18,412
Nanjing Daqo Transformer	Purchase-Fixed assets	6,201	12,337	40
	Proceeds from interest free loans	—	1,842	—
	Repayment of interest free loans	—	1,842	8,131
Xinjiang Daqo Investment	Proceeds from interest free loans	3,937	*	*
	Repayment of interest free loans	4,021	*	*
Daqo New Material	Proceeds from interest free loans	1,893	—	—
	Repayment of interest free loans	1,893	—	—
Chongqing Daqo Tailai	Purchase-Fixed assets	8,241	15,212	111
	Proceeds from interest free loans	6,209	2,541	—
	Repayment of interest free loans	6,209	2,541	5,049
Jiangsu Daqo	Purchase-Fixed assets	1,327	4,115	—
Nanjing Daqo Electric	Purchase-Fixed assets	1,439	6,229	45
Zhenjiang Electric	Purchase-Raw material	332	1,700	—
Nanjing Yidian	Purchase-Fixed assets	975	8,690	1,218
	Purchase-Raw material	566	1,625	560
Total	Sales	$6,695	$3,987	$—
	Purchase-Fixed assets	$18,183	$46,583	$1,414
	Purchase-Raw material	$898	$3,325	$560
	Proceeds from related parties loans	$104,301	$20,388	$22,869
	Repayment of related parties loans	$104,422	$20,388	$47,538